PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Wages and salaries	$ 6,875	$ 6,868	$ 6,463
Defined benefits cost (see note 8.2)	82	148	153
Other staff expenses	1,173	1,318	1,300
Total	$ 8,130	$ 8,334	$ 7,916